Income Taxes, Unrecognized Tax Benefits and Other Disclosures (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Jurisdiction	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Taxes [Abstract]
Unrecognized tax benefits, that would effect effective tax rate if recognized	$ 6,800
Unrecognized tax benefits offset by reduction of corresponding deferred tax asset	1,400
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Beginning balance	4,780	$ 3,991	$ 4,129
Gross increases for tax positions of prior years	3,121	0	106
Gross decreases for tax positions of prior years	0	(364)	(370)
Gross increases for tax positions of current year	2	1,749	887
Settlements	(363)	(14)	(8)
Lapse of statute of limitations	(703)	(582)	(724)
Changes due to currency fluctuations	0	0	(29)
Ending balance	6,837	4,780	$ 3,991
Accrued interest and penalties	$ 3,000	$ 1,000
Income Tax Contingency [Line Items]
Number of jurisdictions outside U.S. | Jurisdiction	32
Deferred tax liability for repatriation of unremitted foreign earnings	$ 114,000
Accumulated earnings of non-U.S. subsidiaries	287,000
Repatriate accumulated earnings	$ 200,000
United Kingdom [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Year under examination	2012
United Kingdom [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Year under examination	2014
Germany [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open tax year	2008
Year under examination	2011
Germany [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Open tax year	2010
Year under examination	2014
Italy [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Year under examination	2011
Italy [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Year under examination	2014
U.S. Federal [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open tax year	2013
U.S. State and Local [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open tax year	2012
Non U.S. [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Open tax year	2005